LEASES - RIGHT-OF-USE ASSETS AND LEASE LIABILITIES (Narrative) (Details) - USD ($)	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Disclosure of quantitative information about right-of-use assets [line items]
Sublease rent income	$ 111,046	$ 71,797	$ 48,026
Operating lease expense	77,823	93,154	$ 89,166
Short-term lease commitment	$ 30,461	$ 19,068
Bottom of range [member]
Disclosure of quantitative information about right-of-use assets [line items]
Leases, applied interest rate	6.34%
Top of range [member]
Disclosure of quantitative information about right-of-use assets [line items]
Leases, applied interest rate	10.00%